Goldman Sachs International Equity Dividend and Premium Fund Expense Example - Class P Shares [Member] - Goldman Sachs International Equity Dividend and Premium Fund - Class P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	$ 1,395